UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments.
A copy of The Schedule of Investments for the period ended 9/30/14 is included with this Form.

■	Value Line Centurion Fund, Inc.

	Schedule of Investments

September 30, 2014 (Unaudited)
Shares			Value

	Common Stocks — 99.2%
Consumer Discretionary — 10.9%
	5,000	AutoZone, Inc. *	$2,548,300
	16,200	BorgWarner, Inc.	852,282
	22,800	Brinker International, Inc.	1,158,012
	8,100	Buckle, Inc. (The) (1)	367,659
	9,300	Buffalo Wild Wings, Inc. *	1,248,711
	20,200	Dick’s Sporting Goods, Inc.	886,376
	1,900	Domino’s Pizza, Inc.	146,224
	7,600	Gildan Activewear, Inc. (1)	415,872
	40,200	LKQ Corp. *	1,068,918
	4,200	O’Reilly Automotive, Inc. *	631,512
	10,000	Starbucks Corp.	754,600
	39,400	TJX Companies, Inc. (The)	2,331,298
	14,400	VF Corp.	950,832
	18,600	Wolverine World Wide, Inc.	466,116
	29,800	Yum! Brands, Inc.	2,145,004
			15,971,716
Consumer Staples — 11.5%
	3,300	Boston Beer Co., Inc. (The) Class A * (1)	731,808
	5,800	British American Tobacco PLC ADR	655,864
	14,000	Casey’s General Stores, Inc.	1,003,800
	32,800	Church & Dwight Co., Inc.	2,301,248
	11,000	Costco Wholesale Corp.	1,378,520
	8,900	Energizer Holdings, Inc.	1,096,569
	51,000	Flowers Foods, Inc.	936,360
	23,000	General Mills, Inc.	1,160,350
	41,000	Hormel Foods Corp.	2,106,990
	12,800	Ingredion, Inc.	970,112
	21,500	J&J Snack Foods Corp.	2,011,540
	11,000	PepsiCo, Inc.	1,023,990
	10,000	Procter & Gamble Co. (The)	837,400
	9,000	Reynolds American, Inc.	531,000
			16,745,551
Energy — 3.8%
	2,500	Core Laboratories N.V.	365,875
	16,700	Enbridge, Inc.	799,596
	12,000	EQT Corp.	1,098,480
	7,000	FMC Technologies, Inc. *	380,170
	16,000	Noble Energy, Inc.	1,093,760
	4,400	Oceaneering International, Inc.	286,748
	18,000	ONEOK, Inc.	1,179,900
	1,900	Pioneer Natural Resources Co.	374,243
			5,578,772

Shares		Value
Financials — 5.3%
10,000	Affiliated Managers Group, Inc. *	$2,003,600
14,800	AFLAC, Inc.	862,100
10,500	American Tower Corp. REIT	983,115
1,700	BlackRock, Inc.	558,144
5,400	Crown Castle International Corp. REIT	434,862
7,800	M&T Bank Corp.	961,662
7,000	Prudential Financial, Inc.	615,580
10,200	Royal Bank of Canada	728,790
8,400	T. Rowe Price Group, Inc.	658,560
		7,806,413
Health Care — 13.3%
14,000	Alexion Pharmaceuticals, Inc. *	2,321,480
11,600	Allergan, Inc.	2,067,004
7,000	C.R. Bard, Inc.	998,970
11,800	Cerner Corp. *	702,926
1,000	Cooper Cos., Inc. (The)	155,750
2,300	DaVita HealthCare Partners, Inc. *	168,222
5,100	DENTSPLY International, Inc.	232,560
19,340	Express Scripts Holding Co. *	1,365,984
15,300	Henry Schein, Inc. *	1,781,991
8,000	IDEXX Laboratories, Inc. *	942,640
6,700	McKesson Corp.	1,304,289
19,800	Mednax, Inc. *	1,085,436
6,100	Mettler-Toledo International, Inc. *	1,562,393
53,500	Novo Nordisk A/S ADR	2,547,670
13,000	Teva Pharmaceutical Industries Ltd. ADR	698,750
12,000	Thermo Fisher Scientific, Inc.	1,460,400
		19,396,465

			1

■	Value Line Centurion Fund, Inc.

	Schedule of Investments

September 30, 2014 (Unaudited)
Shares			Value
Industrials — 32.4%
	9,500	Acuity Brands, Inc.	$1,118,245
	45,000	AMETEK, Inc.	2,259,450
	28,000	Canadian National Railway Co.	1,986,880
	1,000	Canadian Pacific Railway Ltd.	207,470
	5,000	Carlisle Companies, Inc.	401,900
	13,000	Chicago Bridge & Iron Co. N.V.	752,050
	14,400	CLARCOR, Inc.	908,352
	8,300	Clean Harbors, Inc. *	447,536
	24,700	Danaher Corp.	1,876,706
	38,000	Donaldson Co., Inc.	1,543,940
	5,700	Equifax, Inc.	426,018
	4,400	Esterline Technologies Corp. *	489,588
	10,000	Fastenal Co.	449,000
	5,800	FedEx Corp.	936,410
	12,100	General Dynamics Corp.	1,537,789
	9,200	Graco, Inc.	671,416
	15,890	HEICO Corp.	742,063
	19,200	IDEX Corp.	1,389,504
	7,600	IHS, Inc. Class A *	951,444
	11,600	ITT Corp.	521,304
	8,000	J.B. Hunt Transport Services, Inc.	592,400
	10,100	Kansas City Southern	1,224,120
	18,800	Kirby Corp. *	2,215,580
	7,000	L-3 Communications Holdings, Inc.	832,440
	7,000	Lincoln Electric Holdings, Inc.	483,945
	9,000	Middleby Corp. (The) *	793,170
	1,500	Oshkosh Corp.	66,225
	12,800	Parker-Hannifin Corp.	1,461,120
	7,000	Precision Castparts Corp.	1,658,160
	26,000	Republic Services, Inc.	1,014,520
	3,500	Rockwell Automation, Inc.	384,580
	93,200	Rollins, Inc.	2,728,896
	15,400	Roper Industries, Inc.	2,252,866
	15,100	Stericycle, Inc. *	1,760,056
	10,000	Teledyne Technologies, Inc. *	940,100
	19,000	Toro Co. (The)	1,125,370
	13,800	Union Pacific Corp.	1,496,196
	14,100	United Technologies Corp.	1,488,960
	5,400	Valmont Industries, Inc. (1)	728,622
	5,800	W.W. Grainger, Inc.	1,459,570
	18,000	Wabtec Corp.	1,458,720
	30,000	Waste Connections, Inc.	1,455,600
			47,238,281

Shares		Value
Information Technology — 10.0%
21,400	Accenture PLC Class A	$1,740,248
10,000	Alliance Data Systems Corp. *	2,482,700
7,700	Amphenol Corp. Class A	768,922
500	Anixter International, Inc.	42,420
14,800	ANSYS, Inc. *	1,119,916
9,700	Automatic Data Processing, Inc.	805,876
28,600	Cognizant Technology Solutions Corp. Class A *	1,280,422
4,300	Fidelity National Information Services, Inc.	242,090
12,600	Fiserv, Inc. *	814,401
15,500	MasterCard, Inc. Class A	1,145,760
24,800	Open Text Corp.	1,374,416
28,400	Salesforce.com, Inc. *	1,633,852
2,000	Ultimate Software Group, Inc. (The) *	283,020
7,800	WEX, Inc. *	860,496
		14,594,539
Materials — 10.5%
3,600	Airgas, Inc.	398,340
6,500	Albemarle Corp.	382,850
15,200	Ball Corp.	961,704
32,500	Crown Holdings, Inc. *	1,446,900
17,000	Ecolab, Inc.	1,952,110
27,600	FMC Corp.	1,578,444
1,700	NewMarket Corp.	647,734
12,200	Packaging Corp. of America	778,604
13,000	Praxair, Inc.	1,677,000
14,000	Scotts Miracle-Gro Co. (The) Class A	770,000
15,100	Sigma-Aldrich Corp.	2,053,751
31,600	Silgan Holdings, Inc.	1,485,200
16,000	Valspar Corp. (The)	1,263,840
		15,396,477
Utilities — 1.5%
29,000	ITC Holdings Corp.	1,033,270
5,000	NextEra Energy, Inc.	469,400
28,300	Questar Corp.	630,807
		2,133,477
	Total Common Stocks (Cost $76,446,355)	144,861,691

2

■	Value Line Centurion Fund, Inc.

	Schedule of Investments

September 30, 2014 (Unaudited)
Shares			Value
	Short-Term Investments — 0.8%
Money Market Funds — 0.8%
	1,153,438	State Street Institutional Liquid Reserves Fund	$1,153,438
		Total Short-Term Investments (Cost $1,153,438)	1,153,438
		Total Investments — 100.0% (Cost $77,599,793)	$146,015,129
Cash And Other Assets In Excess Of Liabilities — 0.0%			18,231
Net Assets (2) —100.0%			$146,033,360
Net Asset Value Per Outstanding Share ($146,033,360 ÷ 7,562,338 shares outstanding )			$19.31

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2014, the market value of the securities on loan was $2,243,961.
(2)
For federal income tax purposes, the aggregate cost was $77,599,793, aggregate gross unrealized appreciation was $68,615,787, aggregate gross unrealized depreciation was $200,451 and the net unrealized appreciation was $68,415,336.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$144,861,691	$-	$-	$144,861,691
Short-Term Investments	-	1,153,438	-	1,153,438
Total Investments in Securities	$144,861,691	$1,153,438	$-	$146,015,129

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.     Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2014